INTANGIBLE ASSETS - Summary of Intangible Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	$ 1,487	$ 1,394
Accumulated Amortization	877	819
Development in Progress	51	81
Total	661	656
Computer applications software
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	1,481	1,388
Accumulated Amortization	872	814
Development in Progress	51	81
Total	660	655
Other
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	6	6
Accumulated Amortization	5	5
Development in Progress	0	0
Total	$ 1	$ 1